Debt - Textuals (Details) (USD $)					6 Months Ended	12 Months Ended		3 Months Ended																		6 Months Ended	12 Months Ended		0 Months Ended				12 Months Ended						12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 29, 2012 Unsecured Credit Agreement	Jun. 30, 2013 Unsecured revolving credit facility	Dec. 31, 2012 Unsecured revolving credit facility	Dec. 31, 2011 Unsecured revolving credit facility	Mar. 31, 2012 Unsecured revolving credit facility JPMorgan Securities, LLC, Wells Fargo Securities, LLC and Deutsche Bank Securities Inc.	Mar. 07, 2013 Unsecured revolving credit facility JPMorgan Securities, LLC, Wells Fargo Securities, LLC and Deutsche Bank Securities Inc.	Mar. 29, 2012 Unsecured revolving credit facility JPMorgan Securities, LLC, Wells Fargo Securities, LLC and Deutsche Bank Securities Inc.	Dec. 31, 2012 Unsecured revolving credit facility JPMorgan Securities, LLC, Wells Fargo Securities, LLC and Deutsche Bank Securities Inc. Subsequent Event	Dec. 31, 2011 Unsecured term loans	Jun. 30, 2013 Unsecured term loans JPMorgan Securities, LLC, Wells Fargo Securities, LLC and Deutsche Bank Securities Inc.	Dec. 31, 2012 Unsecured term loans JPMorgan Securities, LLC, Wells Fargo Securities, LLC and Deutsche Bank Securities Inc.	Mar. 29, 2012 Unsecured term loans JPMorgan Securities, LLC, Wells Fargo Securities, LLC and Deutsche Bank Securities Inc.	Jun. 30, 2013 Unsecured term loans Wells Fargo	Dec. 31, 2012 Unsecured term loans Wells Fargo	Jul. 20, 2012 Unsecured term loans Wells Fargo	Jun. 30, 2013 Unsecured term loans Wells Fargo, With Interest Rate Swap	Mar. 28, 2013 Unsecured Senior Notes	Dec. 31, 2012 Unsecured Senior Notes Subsequent Event	Mar. 28, 2013 Interest Rate Swap	Dec. 31, 2012 Wells Fargo Secured Real Estate Term Loan, With Interest Rate Swap	Jun. 30, 2013 Wells Fargo Secured Real Estate Term Loan, With Interest Rate Swap Unsecured term loans	Dec. 31, 2012 Wells Fargo Secured Real Estate Term Loan, With Interest Rate Swap Unsecured term loans	Jun. 30, 2013 Fixed rate mortgages	Dec. 31, 2012 Fixed rate mortgages	Dec. 31, 2011 Fixed rate mortgages	Mar. 28, 2013 Secured real estate term loan	Jun. 30, 2013 Secured real estate term loan	Dec. 31, 2012 Secured real estate term loan extension	Dec. 31, 2011 Secured real estate term loan	Dec. 31, 2012 Buildings Secured real estate term loan	Dec. 31, 2012 Property Portfolio Secured real estate term loan Property_Portfolios	Dec. 31, 2012 Property Porfolio States Secured real estate term loan States	Dec. 31, 2012 Minimum Unsecured revolving credit facility	Dec. 31, 2012 Minimum Unsecured term loans	Jul. 20, 2012 Minimum Unsecured term loans Wells Fargo	Dec. 31, 2012 Maximum Unsecured revolving credit facility	Dec. 31, 2012 Maximum Unsecured term loans	Jul. 20, 2012 Maximum Unsecured term loans Wells Fargo	Jun. 30, 2013 1.23% Interest Rate Swap	Dec. 31, 2012 1.23% Interest Rate Swap	Mar. 29, 2012 1.23% Interest Rate Swap	Jun. 30, 2013 0.86% Interest Rate Swap	Dec. 31, 2012 0.86% Interest Rate Swap	May 21, 2012 0.86% Interest Rate Swap	Jun. 30, 2013 1.39% Interest Rate Swap	Dec. 31, 2012 1.39% Interest Rate Swap	Jun. 04, 2012 1.39% Interest Rate Swap	Jun. 30, 2013 1.24% Interest Rate Swap	Dec. 31, 2012 1.24% Interest Rate Swap	Nov. 01, 2012 1.24% Interest Rate Swap	Dec. 31, 2012 1.07% Interest Rate Swap	Dec. 31, 2011 1.07% Interest Rate Swap
Debt Instrument
Extension period																															1 year
Line of credit facility, maximum borrowing capacity, increase in capacity									$ 75,000,000.0		$ 75,000,000.0
Credit facility amounts				875,000,000.0					650,000,000.0	575,000,000.0	650,000,000.0				300,000,000
Interest rate including swaps														2.95%			3.29%		3.29%				3.08%	2.95%
Variable rate basis						LIBOR
Basis spread on variable rate					1.55%	1.55%							1.85%			2.00%	2.00%								1.85%						2.35%					1.10%	1.30%	1.55%	1.75%	2.25%	2.40%
Interest rate at period end																							3.42%								2.57%
Notional amount																																										200,000,000	200,000,000	200,000,000	100,000,000	100,000,000	100,000,000	50,000,000	50,000,000	50,000,000	105,000,000	105,000,000	105,000,000	75,000,000	75,000,000
Line of credit facility, unused capacity, commitment fee percentage					0.35%	0.35%																														0.20%			0.50%
Line of credit facility, amount outstanding					0	72,000,000	0
Debt instrument, interest rate, effective percentage						2.14%
Total debt	1,114,284,000	1,034,956,000	636,558,000									0			300,000,000	155,000,000		155,000,000		300,000,000	300,000,000					359,284,000	382,456,000	461,248,000		0	125,500,000	125,500,000
Number of optional extensions																															2
Debt instrument, interest rate																				3.70%
Debt instrument, percentage of principal amount received																				99.186%
Collateral, number of assets																																	25	12	13
Weighted average interest rate																										5.93%	5.92%
Effective percentage rate range, minimum																										4.90%	4.90%
Effective percentage rate range, maximum																										12.75%	12.75%
Repayments of debt																													125,500,000
Notional amount terminated																						75,000,000
Interest rate																																										1.23%	1.23%		0.86%	0.86%		1.39%	1.39%		1.24%	1.24%		1.07%	1.07%
Proceeds from (repayments of) lines of credit								182,000,000
Guaranteed principal balance, percentage																															25.00%
Guaranteed principal balance, value																															$ 31,400,000
Guaranteed interest rate, percentage																															100.00%